                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           Van Kampen Comstock Fund
           PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                                      NUMBER OF
           DESCRIPTION                                                                  SHARES                    VALUE
           COMMON STOCKS    92.1%
           AIRLINES    0.5%
           Southwest Airlines Co.                                                      5,379,300            $    96,773,607
                                                                                                           -----------------

           ALUMINUM    2.4%
           Alcoa, Inc.                                                                14,342,800                438,315,968
                                                                                                           -----------------

           ASSET MANAGEMENT & CUSTODY BANKS    1.1%
           Bank of New York Co., Inc.                                                  5,313,600                191,502,144
                                                                                                           -----------------

           BREWERS    0.4%
           Anheuser-Busch Cos., Inc.                                                   1,817,800                 77,747,306
                                                                                                           -----------------

           BROADCASTING & CABLE TV    5.1%
           CBS Corp., Class B                                                          3,833,550                 91,928,529
           Clear Channel Communications, Inc.                                         13,211,800                383,274,318
           Comcast Corp., Class A (a)                                                  9,181,700                240,193,272
           Liberty Media Corp., Class A (a)                                           25,268,700                207,456,027
                                                                                                           -----------------
                                                                                                                922,852,146
                                                                                                           -----------------

           COMMUNICATIONS EQUIPMENT    1.1%
           Cisco Systems, Inc. (a)                                                     5,781,100                125,276,437
           Ericsson, Class B - ADR (Sweden)                                              819,928                 30,927,684
           Nokia Corp. - ADR (Finland)                                                 1,923,980                 39,864,865
                                                                                                           -----------------
                                                                                                                196,068,986
                                                                                                           -----------------

           COMPUTER HARDWARE    1.7%
           Dell, Inc. (a)                                                              5,541,000                164,900,160
           Hewlett-Packard Co.                                                         1,943,700                 63,947,730
           International Business Machines Corp.                                         934,000                 77,026,980
                                                                                                           -----------------
                                                                                                                305,874,870
                                                                                                           -----------------

           COMPUTER STORAGE & PERIPHERALS    0.2%
           Lexmark International, Inc., Class A (a)                                      709,415                 32,193,253
                                                                                                           -----------------

           DATA PROCESSING & OUTSOURCED SERVICES    0.8%
           Affiliated Computer Services, Inc., Class A (a)                               984,897                 58,758,955
           First Data Corp.                                                            1,951,900                 91,387,958
                                                                                                           -----------------
                                                                                                                150,146,913
                                                                                                           -----------------

           DEPARTMENT STORES    0.7%
           Federated Department Stores, Inc.                                           1,815,500                132,531,500
                                                                                                           -----------------

           DIVERSIFIED BANKS    7.5%
           Bank of America Corp.                                                      12,251,300                557,924,202
           U.S. Bancorp                                                                2,101,900                 64,107,950
           Wachovia Corp.                                                              5,709,800                320,034,290
           Wells Fargo & Co.                                                           6,379,800                407,477,826
                                                                                                           -----------------
                                                                                                              1,349,544,268
                                                                                                           -----------------

           DIVERSIFIED CHEMICALS    2.2%
           Dow Chemical Co.                                                            1,291,000                 52,414,600
           Du Pont (E.I.) de Nemours & Co.                                             8,153,700                344,167,677
                                                                                                           -----------------
                                                                                                                396,582,277
                                                                                                           -----------------

           ELECTRIC UTILITIES    1.0%
           American Electric Power Co., Inc.                                           3,253,116                110,671,006
           FirstEnergy Corp.                                                           1,435,500                 70,195,950
                                                                                                           -----------------
                                                                                                                180,866,956
                                                                                                           -----------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.2%
           Cognex Corp.                                                                1,275,787                 37,814,327
                                                                                                           -----------------

           ELECTRONIC MANUFACTURING SERVICES    0.3%
           Flextronics International, Ltd. (Singapore) (a)                             3,054,217                 31,611,146
           Kemet Corp. (a)                                                             1,818,780                 17,223,847
                                                                                                           -----------------
                                                                                                                 48,834,993
                                                                                                           -----------------

           HEALTH CARE DISTRIBUTORS    0.7%
           Cardinal Health, Inc.                                                       1,583,400                117,994,968
                                                                                                           -----------------

           HEALTH CARE EQUIPMENT    0.7%
           Boston Scientific Corp. (a)                                                 5,537,800                127,646,290
                                                                                                           -----------------

           HOUSEHOLD PRODUCTS    1.7%
           Kimberly-Clark Corp.                                                        5,249,900                303,444,220
                                                                                                           -----------------

           HYPERMARKETS & SUPER CENTERS    2.0%
           Wal-Mart Stores, Inc.                                                       7,726,400                364,995,136
                                                                                                           -----------------

           INDUSTRIAL CONGLOMERATES    0.5%
           General Electric Co.                                                        2,685,100                 93,387,778
                                                                                                           -----------------

           INTEGRATED OIL & GAS    0.9%
           Total SA - ADR (France)                                                     1,224,100                161,250,693
                                                                                                           -----------------

           INTEGRATED TELECOMMUNICATION SERVICES    10.3%
           AT&T, Inc.                                                                 27,563,100                745,306,224
           Sprint Nextel Corp.                                                        18,096,800                467,621,312
           Verizon Communications, Inc.                                               19,183,600                653,393,416
                                                                                                           -----------------
                                                                                                              1,866,320,952
                                                                                                           -----------------

           INVESTMENT BANKING & BROKERAGE    1.0%
           Merrill Lynch & Co., Inc.                                                   2,199,200                173,208,992
                                                                                                           -----------------

           LIFE & HEALTH INSURANCE    1.5%
           AFLAC, Inc.                                                                 1,142,900                 51,579,077
           Metlife, Inc.                                                               1,765,700                 85,406,909
           Torchmark Corp.                                                             2,344,547                133,873,634
                                                                                                           -----------------
                                                                                                                270,859,620
                                                                                                           -----------------

           MOVIES & ENTERTAINMENT    5.0%
           News Corp., Class B                                                         6,610,500                116,080,380
           Time Warner, Inc.                                                          16,461,800                276,393,622
           Viacom, Inc., Class B (a)                                                   4,963,050                192,566,340
           Walt Disney Co.                                                            11,174,500                311,656,805
                                                                                                           -----------------
                                                                                                                896,697,147
                                                                                                           -----------------

           MULTI-LINE INSURANCE    1.2%
           American International Group, Inc.                                          2,084,900                137,791,041
           Genworth Financial, Inc., Class A                                           1,654,700                 55,316,621
           Hartford Financial Services Group, Inc.                                       332,500                 26,782,875
                                                                                                           -----------------
                                                                                                                219,890,537
                                                                                                           -----------------

           MULTI-UTILITIES    0.1%
           Dominion Resources, Inc.                                                      368,600                 25,444,458
                                                                                                           -----------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    4.1%
           Citigroup, Inc.                                                            12,073,900                570,250,297
           J.P. Morgan Chase & Co.                                                     4,023,100                167,521,884
                                                                                                           -----------------
                                                                                                                737,772,181
                                                                                                           -----------------

           PACKAGED FOODS & MEATS    3.5%
           Kraft Foods, Inc., Class A                                                  7,425,400                225,063,874
           Unilever N.V. (Netherlands)                                                 5,801,800                401,600,596
                                                                                                           -----------------
                                                                                                                626,664,470
                                                                                                           -----------------

           PAPER PRODUCTS    4.0%
           International Paper Co.                                                    20,650,613                713,891,691
                                                                                                           -----------------

           PHARMACEUTICALS    14.9%
           Abbott Laboratories                                                         2,726,500                115,794,455
           Bristol-Myers Squibb Co.                                                   22,856,500                562,498,465
           GlaxoSmithKline Plc - ADR (United Kingdom)                                 15,450,300                808,205,193
           Pfizer, Inc.                                                               10,556,000                263,055,520
           Roche Holding AG - ADR (Switzerland)                                        3,316,108                246,262,470
           Sanofi Aventis - ADR (France)                                               3,980,200                189,053,928
           Schering-Plough Corp.                                                      13,686,500                259,906,635
           Wyeth                                                                       5,054,600                245,249,192
                                                                                                           -----------------
                                                                                                              2,690,025,858
                                                                                                           -----------------

           PROPERTY & CASUALTY INSURANCE    3.5%
           AMBAC Financial Group, Inc.                                                 1,182,200                 94,103,120
           Berkshire Hathaway, Inc., Class A (a)                                           1,205                108,871,750
           Berkshire Hathaway, Inc., Class B (a)                                           4,400                 13,252,800
           Chubb Corp.                                                                 2,991,020                285,462,949
           Saint Paul Travelers Cos., Inc.                                             3,243,700                135,554,223
                                                                                                           -----------------
                                                                                                                637,244,842
                                                                                                           -----------------

           PUBLISHING    0.5%
           Gannett Co., Inc.                                                           1,056,400                 63,299,488
           Tribune Co.                                                                   986,400                 27,056,952
                                                                                                           -----------------
                                                                                                                 90,356,440
                                                                                                           -----------------

           REGIONAL BANKS    1.7%
           PNC Financial Services Group, Inc.                                          3,472,300                233,720,513
           SunTrust Banks, Inc.                                                          956,201                 69,573,185
                                                                                                           -----------------
                                                                                                                303,293,698
                                                                                                           -----------------

           SEMICONDUCTOR EQUIPMENT    0.2%
           Credence Systems Corp. (a)                                                  2,902,503                 21,304,372
           Novellus Systems, Inc. (a)                                                    317,700                  7,624,800
                                                                                                           -----------------
                                                                                                                 28,929,172
                                                                                                           -----------------

           SEMICONDUCTORS    0.8%
           Intel Corp.                                                                 7,398,292                143,156,950
                                                                                                           -----------------

           SOFT DRINKS    1.5%
           Coca-Cola Co.                                                               6,534,200                273,586,954
                                                                                                           -----------------

           SPECIALTY CHEMICALS    0.6%
           Rohm & Haas Co.                                                             2,380,400                116,330,148
                                                                                                           -----------------

           SYSTEMS SOFTWARE    0.3%
           Microsoft Corp.                                                             2,330,600                 63,415,626
                                                                                                           -----------------

           THRIFTS & MORTGAGE FINANCE    4.1%
           Fannie Mae                                                                  1,354,200                 69,605,880
           Freddie Mac                                                                10,871,500                663,161,500
                                                                                                           -----------------
                                                                                                                732,767,380
                                                                                                           -----------------

           TOBACCO    1.6%
           Altria Group, Inc.                                                          4,094,800                290,157,528
                                                                                                           -----------------

           TOTAL LONG-TERM INVESTMENTS    92.1%
              (Cost $15,202,348,641)                                                                         16,626,383,243

           REPURCHASE AGREEMENT    7.5%
           State Street Bank & Trust Co. ($1,354,642,000 par
           collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on
           04/03/06 at $1,355,174,826)                                                                        1,354,642,000
                                                                                                           -----------------
              (Cost $1,354,642,000)

           TOTAL INVESTMENTS    99.6%
              (Cost $16,556,990,641)                                                                         17,981,025,243

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                         72,544,994
                                                                                                           -----------------

           NET ASSETS    100.0%                                                                             $18,053,570,237
                                                                                                           -----------------
           Percentages are calculated as a percentage of net assets.
(a)        Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Comstock Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006